RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - AMOUNTS DUE FROM/TO RELATED PARTIES - NARRATIVE (Details) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2000	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade accounts receivable and bills receivable		¥ 54,865	¥ 64,879
Financial assets at fair value through other comprehensive income		10,143	1,450
Prepaid expenses and other current assets		57,844	54,023
Long-term prepayments and other assets		65,426	91,408
Contract liabilities		126,735	124,793
Other payables		144,846	166,151
Other long-term liabilities		16,434	28,400
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries		9,626	42,516
Lease liabilities		192,872
Sinopec Group Company and fellow subsidiaries, associates and joint ventures
Disclosure of transactions between related parties [line items]
Trade accounts receivable and bills receivable		12,968	7,555
Financial assets at fair value through other comprehensive income		407
Prepaid expenses and other current assets		12,723	7,665
Long-term prepayments and other assets		734	23,482
Total		26,832	38,702
Trade accounts payable and bills payable		25,296	17,530
Contract liabilities		4,464	3,273
Other payables		16,141	18,160
Other long-term liabilities			12,470
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries		43,289	31,665
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries		9,626	42,516
Lease liabilities		171,402
Total		¥ 270,218	¥ 125,614
Sinopec Group Company
Disclosure of transactions between related parties [line items]
Maturity period of interest-free loan	P20Y
Interest-free loan	¥ 35,560